Derivative liability - Changes in fair values of the derivative liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative liability
Balance, beginning	$ 17,899,855	$ 5,456,265
Decrease of derivative liabilities for warrants priced in USD per change in functional currency (Note 3)	(17,899,855)
Recognize of derivative liabilities for warrants priced in CAD per change in functional currency (Note 3)	32,439,081
Warrants exercised	(12,560,212)	(20,491,542)
Changes in fair value of derivative liabilities	(16,436,023)	32,935,132
Balance, ending	$ 3,442,846	$ 17,899,855